Fair Value Measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of assets and liabilities measured at fair value on a recurring basis
Money market funds	$ 419,693	$ 311,732
Marketable securities	71,507	74,799
Liabilities:
Accounts payable and accrued liabilities	90,828	85,979
Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Total assets at fair value on a recurring basis	102,200	77,090
Money market funds | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Money market funds	30,693	1,791
Corporate debt securities
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	42,709	47,930
Corporate debt securities | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	42,709	48,430
Tax-exempt municipal securities
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	23,198	22,869
Tax-exempt municipal securities | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	23,198	22,869
Variable rate demand notes
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	5,600	4,000
Variable rate demand notes | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	5,600	4,000
Deferred payments | Recurring
Liabilities:
Accounts payable and accrued liabilities	3,257	4,120
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Total assets at fair value on a recurring basis	30,693	1,791
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) | Money market funds | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Money market funds	30,693	1,791
Significant Other Observable Inputs (Level 2) | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Total assets at fair value on a recurring basis	71,507	75,299
Significant Other Observable Inputs (Level 2) | Corporate debt securities | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	42,709	48,430
Significant Other Observable Inputs (Level 2) | Tax-exempt municipal securities | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	23,198	22,869
Significant Other Observable Inputs (Level 2) | Variable rate demand notes | Recurring
Schedule of assets and liabilities measured at fair value on a recurring basis
Marketable securities	5,600	4,000
Significant Unobservable Inputs (Level 3) | Deferred payments | Recurring
Liabilities:
Accounts payable and accrued liabilities	$ 3,257	$ 4,120